Taxes (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Taxes (Details) [Line Items]
Corporate income tax rate	25.00%	25.00%
Percentage of current period expense	200.00%
Value added tax, description	The applicable VAT rate is 13% for products sold in the PRC.
Tax payables (in Dollars)	$ 2.6
Beijing REIT [Member]
Taxes (Details) [Line Items]
Favorable income tax rate	15.00%